Note 5 - Stockholders' Equity - Schedule of Warrants (Details)	Dec. 31, 2022 $ / shares shares
Number of shares (in shares)	13,384,115
Warrants 2020 [Member]
Number of shares (in shares)	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.65
Unit Warrants 2020 [Member]
Number of shares (in shares)	2,396,631
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.00
Representative Warrants 2020 [Member]
Number of shares (in shares)	128,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 5.50
Representative Warrants 2021 [Member]
Number of shares (in shares)	72,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 6.88
Warrants 2021 [Member]
Number of shares (in shares)	100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 13.00
January 2022 Common Warrants [Member]
Number of shares (in shares)	3,067,484
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.26
May 2022 Preferred Investment Options 1 [Member]
Number of shares (in shares)	7,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.65